LICENSING AND COLLABORATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
LICENSING AND COLLABORATION ARRANGEMENTS
LICENSING AND COLLABORATION ARRANGEMENTS

12. LICENSING AND COLLABORATION ARRANGEMENTS

The following is a description of the Group’s significant licensing and collaboration agreements.

A. In-Licensing Arrangements

Licensing Agreement with Ferring (Olamkicept)

In November 2016, the Group entered into a license and sublicense agreement with Ferring International Center SA (“Ferring”), with respect to (i) FE301, an interleukin-6 inhibitor, and (ii) all pharmaceutical formulations in finished packaged form containing FE301 covered by certain patents or patent applications. Under this agreement, Ferring granted to the Group an exclusive, sublicensable license (excluding any non-exclusive license that Ferring granted to Conaris Research Institute AG under a licensing agreement entered into in November 2008) under certain Ferring intellectual property to research, develop, make, have made, import, use, sell and offer to sell FE301 (and the licensed products containing FE301) in mainland China, Hong Kong, Macau, Taiwan and South Korea. The Group also have an option to receive an exclusive, sublicensable license under certain Ferring intellectual property to research, develop, make, have made, import, use, sell and offer to sell FE301 (and the licensed products containing FE301) in countries in North America, the European Union and Japan that are mutually agreed upon by the parties.

The Group is required to use commercially reasonable efforts to obtain approval of FE301 and to promote, market, distribute and sell it in mainland China, Hong Kong, Macau, Taiwan, and South Korea. Such activities are to be at the Group's own cost and expense.

Under this agreement, the Group paid to Ferring an upfront license fee of $2.0 million. The Group also agreed to make milestone payments to Ferring, in the aggregate amount of $14.5 million, conditioned on the achievement of certain development milestones in the licensed territory, including completion of Phase 1b and Phase 2a clinical trials and the submission and approval of the new drug application. Further, if the Group exercises its option to receive a license in any of the mutually agreed upon countries in North America, the European Union and Japan, it is required to pay to Ferring an additional $3.0 million as an upfront license fee (upon the exercise of the option), and milestone fees up to the aggregate amount of $30.0 million, conditioned upon the licensed product achieving certain development milestones in certain countries in the option territory.

In addition, the Group agreed to pay Ferring tiered royalties ranging from the mid-single-digit to high-single-digit percentages of annual net sales for countries in mainland China, Hong Kong, Macau, Taiwan, and South Korea, and from the high-single-digits to 10% of annual net sales for the mutually agreed upon countries in North America, the European Union and Japan. To date, the Group had not paid any royalties to Ferring.

The royalty term commences with the first commercial sale of the licensed product in the relevant country and ends upon the later of (i) 15 years from the date of launch, and (ii) the expiry of the last to expire patent of Ferring that includes a valid claim covering the development, making, using or selling of the licensed compound or licensed product in the licensed territory and/or option territory. Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the later of the expiry of the royalty term, and the first date on which the Group is not conducting any necessary and outstanding clinical trial with respect to the licensed product or seeking to obtain any necessary and pending regulatory approval for the licensed product, if applicable. This agreement may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency. In addition, in the event that the original licensor terminates its license to Ferring governing any of the intellectual property sublicensed to the Group under this agreement, Ferring has the right to terminate this agreement with respect to such sublicenses in which case both parties will discuss in good faith how to resolve and mitigate to mutual satisfaction. To the extent that Ferring terminates for the Group's material breach, bankruptcy or insolvency, among other things, all licenses and rights granted by Ferring to the Group will automatically terminate and the licenses and rights the Group granted to Ferring will survive and automatically become irrevocable with the right to sublicense.

During the term of the licensing agreement, if the Group develops or acquires any improvement, modification, enhancement or addition to the licensed product, the Group will own and retain all rights, title and interest therein, and grant to Ferring a non-exclusive, fully paid, royalty-free, worldwide license thereto.

In September 2020, the Group entered into a sublicense agreement with TJBio Hangzhou, under which the Group sublicensed to TJBio Hangzhou an exclusive, sublicensable license to develop, manufacture and commercialize olamkicept in mainland China, Hong Kong, Macau, Taiwan and South Korea. In December 2021, the Group entered into a supplementary sublicensing agreement with TJBio Hangzhou, pursuant to which TJBio Hangzhou, as a sub-licensee of olamkicept (TJ301) in Greater China and Korea, agreed to pay $3.0 million to the Group for the completion of olamkicept (TJ301) Phase 2a study report. After receiving the milestone payment of $3.0 million from TJBio Hangzhou, the Group made the payment of $3.0 million to Ferring during 2022.

In May 2022, the Group entered into an amended and restated license and sublicense agreement and a cell line and manufacturing collaboration agreement with Ferring, under which the Group granted to Ferring an exclusive, perpetual and transferable sublicense, with the right to grant further sublicenses to sublicensees, under all of the intellectual properties licensed to the Group by its business partner, to research, develop, make, import, use and sell olamkicept as expressed by or produced by cell lines created by the Group's business partner and its affiliates in any human indications in the territories other than Greater China and Korea. The Group also granted to Ferring an exclusive, perpetual and royalty-free license, with right of sublicense to sublicensees, under the intellectual property owned or controlled by the Group which relates to cell lines created by its business partner and its affiliates, for the research, development, making, using or selling of olamkicept, including prespecified patents and know-how and improvements thereto. In December 2022, the Group delivered the data package defined in the first milestone of the amended and restated license and sublicense agreement with Ferring and recognized $5.5 million of revenue. The Group subsequently paid TJBio Hangzhou $2.75 million and reduced the amount of revenue recognized by such amount. To our knowledge, TJBio Hangzhou has ceased the development of olamkicept.

B. Collaboration Arrangements

Collaboration Agreement with ABL Bio

In July 2018, the Group entered into a collaboration agreement with ABL Bio, which has been subsequently amended, whereby both parties agreed to collaborate to develop two bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement. This agreement may be terminated by either party for the other party’s uncured material breach or in the event that the other party challenges its patents. Also, if a party encounters insurmountable technical difficulties and risks, which cannot be resolved by such party within a certain period thereafter despite all reasonable efforts, such party will have the right to terminate this agreement and will no longer have the right to develop the licensed product. Following the divestiture of its Greater China assets and business operations and as of the date of this annual report, the Group's rights in the collaboration agreement are limited to a 50/50 split for worldwide rights excluding Greater China and South Korea.

Collaboration Agreements with Tracon Pharmaceuticals, Inc.

In November 2018, the Group entered into collaboration agreements with Tracon Pharmaceuticals, Inc. (“Tracon”) whereby the Group and Tracon agreed to (i) co-develop the Group’s proprietary CD73 antibody, TJD5, and (ii) collaborate to co-develop up to five bispecific antibodies. Both agreements may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency or for other reasons. In April 2020, Tracon issued a notice of disputes with respect to these agreements. In February 2021, the Group sent Tracon a notice to terminate the agreement the Group entered into with Tracon to co-develop TJD5, which would result in a prespecified termination fee of $9.0 million owing to Tracon. The disputes were presented to a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. On April 25, 2023, the arbitration award determined that the agreement in relation to TJD5 has been terminated for a pre-agreed termination fee of $9.0 million plus interest payable pursuant to the original agreement, and, therefore Tracon has no rights to share any future economics with the Group. In July 2023, the pre-agreed termination fee in relation to TJD5 and an agreed-upon portion of Tracon’s legal fees and costs to Tracon were paid by I-Mab. The financial impacts of the transaction were allocated to discontinued operations for the periods presented.

Clinical Trial Collaboration and Supply Agreement with Bristol Myers Squibb

In June 2024, the Group entered into a clinical trial collaboration and supply agreement with Bristol-Myers Squibb Company (“BMS”) to evaluate the Group’s novel bispecific antibody, givastomig, targeting Claudin18.2 x 4-1BB in clinical trials, in combination with BMS’s anti-PD-1 monoclonal antibody product known as OPDIVO® (nivolumab). Under the terms of the agreement, the Group will be responsible for sponsoring and conducting, at its own cost, a multi-national Phase 1 trial of givastomig in combination with nivolumab. BMS will manufacture and supply a sufficient amount of nivolumab to the Group solely for the conduct of the combination therapy at no charge to the Group. BMS grants to the Group a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to use nivolumab in research and development solely to the extent necessary to conduct the combination therapy, seek regulatory approval for, and upon such regulatory approval, market and promote givastomig for use in the combination therapy with nivolumab. The Group grants to BMS a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to seek regulatory approval for, and upon such regulatory approval, market and promote nivolumab in the combination therapy with givastomig.

Global Strategic Partnership with AbbVie

On September 3, 2020, the Group, through TJBio Shanghai and I-Mab Biopharma US Limited, entered into a license and collaboration agreement with AbbVie Ireland Unlimited Company (“AbbVie”), establishing a broad global strategic partnership. Prior to the divestiture of the Greater China assets and business operations, TJBio Shanghai was a wholly-owned subsidiary of the Group.

Pursuant to this collaboration, the Group granted AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by the Group for the treatment of multiple cancers. The Group retained all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. The Group was also responsible for performing the development activities at its sole expense as outlined in the initial development plan. Such initial development activities consisted of two studies, Study I and Study II. Study I was to be conducted in the United States evaluating lemzoparlimab in combination with pembrolizumab or rituximab in patients with relapsed or refractory solid tumors and lymphomas.

Study II was to be conducted in Mainland China evaluating the safety, tolerability, pharmacokinetics, pharmacodynamics and preliminary efficacy of lemzoparlimab in patients with acute myeloid leukemia (“AML”) or myelodysplastic syndrome (“MDS”). AbbVie had the right to conduct further global clinical trials (which the Group may elect to co-fund) to evaluate lemzoparlimab in multiple cancers.

Upon the satisfaction of all the pre-effect date covenants, the collaborative agreement took effect on December 10, 2020, on which date the Group was entitled to a non-refundable upfront payment of $180.0 million. In addition, the Group has received milestone payment of $20.0 million from AbbVie and is eligible to receive up to $1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which $840.0 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low-to-mid teen double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong.

The Group identified three performance obligations: (1) grant of lemzoparlimab license upon the effective date, (2) delivering the Study I initial development services, and (3) delivering the Study II initial development services.

In August 2022, the Group and AbbVie entered into an amendment to the original license and collaboration agreement dated September 3, 2020. The amendment modified the economics of the original agreement such that the Group will be eligible to receive, and AbbVie will pay, up to $1.295 billion in development, regulatory, and sales milestone payments, plus tiered royalties at rates from mid-to-high single-digit percentages on global net sales outside of Greater China for certain new anti-CD47 antibodies currently in development, or the original milestone payments plus tiered royalties for the already licensed CD47 compounds. The Group retained the exclusive right to develop and commercialize all licensed products under the agreement in Greater China. AbbVie discontinued its sponsored global Phase 1b combination study of lemzoparlimab plus azacitidine (“AZA”) and venetoclax in patients with MDS and AML, and the Phase 1b study of lemzoparlimab in patients with relapsed or refractory multiple myeloma. As a result of the amendment, the Group estimated the amount of consideration to which it would have been entitled to under the amended agreement and determined the probability of achieving the second milestone payment of $50.0 million was reduced. The Group concluded it was not probable that a significant reversal of revenue will not occur once the uncertainty associated with the milestone payment was resolved, thus the variable consideration of $50.0 million associated with the second milestone was excluded from the transaction price at the amendment date. The original consideration of $200.0 million was re-allocated to the three performance obligations based on the relative stand-alone selling price at the amendment date. The allocated price for the grant of the lemzoparlimab license, Study I, and Study II was $183.0 million, $8.8 million, and $8.2 million, respectively. As of the amendment date, based on the updated transaction price and the progress of each performance obligation, the Group recorded in continuing operations a cumulative catch-up adjustment which resulted in a reduction of revenue of $5.8 million, offsetting this amount, revenue of $1.5 million was recorded for the ongoing Study I and Study II initial development services for the year ended December 31, 2022.

On September 21, 2023, the Group received a notice from AbbVie, terminating the license and collaboration agreement. The termination of the license and collaboration agreement in its entirety by AbbVie was based on the previous program discontinuation and AbbVie’s strategic decision. The termination took effect on November 20, 2023. As a result, contract liabilities of $0.6 million related to Study I and Study II were recognized as revenue for the year ended December 31, 2023.

Breakdown of licensing and collaboration revenue

The breakdown of licensing and collaboration revenue was as follows:

	Year Ended December 31,
	2023	2022
Recognition in the year	$632	$1,520
Reduction in the year	—	(5,821)
Revenues from AbbVie	632	(4,301)
Revenues from other partners	—	2,750
Total licensing and collaboration revenue	$632	$(1,551)